Net interest income and other net income from fair value changes on financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Other net income from financial instruments measured at fair value through profit or loss	$ 9,934	$ 7,493	$ 5,844
of which: net gains / (losses) from financial liabilities designated at fair value	(4,065)	17,036	(6,457)
Net income from financial instruments measured at fair value through profit or loss and other	11,698	8,903	7,281
Interest income from loans and deposits	19,637	9,634	6,489
Interest income from securities financing transactions measured at amortised cost	3,450	1,378	513
Interest income from other financial instruments measured at amortized cost	1,152	545	284
Interest income from debt instruments measured at fair value through other comprehensive income	103	74	115
Interest income from derivative instruments designated as cash flow hedges	(1,898)	173	1,133
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	22,444	11,803	8,534
Interest expense on loans and deposits	14,977	4,488	1,655
Interest expense on securities financing transactions measured at amortised cost	1,714	1,089	1,102
Interest expense on debt issued	2,855	1,031	512
Interest expense on lease liabilities	97	88	98
Total interest expense from financial instruments measured at amortized cost	19,643	6,696	3,366
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	2,801	5,108	5,168
Net interest income from financial instruments measured at fair value through profit or loss and other	1,765	1,410	1,437
Total net interest income	4,566	6,517	6,605
Asset Management
Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Total net interest income	(39)	(19)	(15)
Net gains / (losses) on financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit of loss	$ (2,045)	$ 4,112	$ (2,068)